S000016663 [Member] Expense Example - ClearBridge Small Cap Growth Fund	Oct. 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	666
Expense Example, with Redemption, 3 Years	911
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	1,926
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,077
Expense Example, with Redemption, 10 Years	2,120
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	680
Expense Example, with Redemption, 10 Years	1,500
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,769
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,120
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,144